Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments and Other Current Assets
Deposits	¥ 3,525	¥ 3,270
Prepayments of IT services	668	1,137
Prepayments of procurement costs	4,707	9,572
Others	2,729	3,192
Total	¥ 11,629	¥ 17,171